Interest-Bearing Deposits - Stated Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Banking And Thrift [Abstract]
2014	$ 75,051
2015	25,282
2016	18,791
2017	8,271
2018	6,902
2019 and beyond	47
Total	$ 134,344